UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2025

Date of reporting period: 08/31/2024

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, a series of the 360 Funds (the “registrant”), for the period ended August 31, 2024 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

Class A (SRGAX) (Unaudited)

August 31, 2024

This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the six months ended August 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

Costs of a $10,000 investment		Costs paid as a percentage of a $10,000 investment
Class A shares	$67	1.30%

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class A shares without sales charge	14.44%	7.33%	5.77%
Stringer Tactical Adaptive Risk Fund Class A shares with sales charge	8.14%	6.13%	5.17%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	17.79%	8.47%	6.73%
MSCI ACWI Net Total Return USD Index	23.44%	12.13%	8.77%

The Fund utilizes a blended index that is a 65%/35% blend of the MSCI ACWI Net Total Return USD Index (the “MSCI”) and the Bloomberg U.S. Aggregate Bond Index. The MSCI is a free-float weighted equity index that includes both emerging and developed world markets. The Bloomberg U.S. Aggregate Bond Index is a widely-used indicator of the bond market, it is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$23,430,595	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	46	Portfolio Turnover Rate	70.40%

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

Class A (SRGAX) (Unaudited)

August 31, 2024

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc.	8.59%	iShares MSCI Intl Quality Factor ETF	5.30%
iShares MSCI USA Quality Factor ETF	8.15%	JPMorgan Equity Premium Income ETF	5.17%
SPDR Bloomberg 3-12 Month T-Bill ETF	7.67%	SPDR MSCI USA Strategic Factors ETF	5.06%
SPDR Doubleline Total Return Tactical ETF	6.05%	JPMorgan Hedged Equity Laddered Overlay ETF	4.98%
SPDR Portfolio Aggregate Bond ETF	6.04%	Invesco BulletShares 2030 Corporate Bond ETF	4.47%

Sector Allocation (as a % of Portfolio)

Equity Funds	57.04%	Energy	0.56%
Debt Funds	28.24%	Industrials	0.55%
Financials	9.18%	Healthcare	0.37%
Cash and Cash Equivalents	2.34%	Real Estate	0.27%
Consumer Discretionary	0.65%	Materials	0.10%
Consumer Staples	0.63%	Communication Services	0.07%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

Class C (SRGCX) (Unaudited)

August 31, 2024

This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the six months ended August 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

Costs of a $10,000 investment		Costs paid as a percentage of a $10,000 investment
Class C shares	$106	2.05%

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class C without CDSC (a)	13.57%	6.53%	4.99%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	17.79%	8.47%	6.73%
MSCI ACWI Net Total Return USD Index	23.44%	12.13%	8.77%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

The Fund utilizes a blended index that is a 65%/35% blend of the MSCI ACWI Net Total Return USD Index (the “MSCI”) and the Bloomberg U.S. Aggregate Bond Index. The MSCI is a free-float weighted equity index that includes both emerging and developed world markets. The Bloomberg U.S. Aggregate Bond Index is a widely-used indicator of the bond market, it is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$23,430,595	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	46	Portfolio Turnover Rate	70.40%

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

Class C (SRGCX) (Unaudited)

August 31, 2024

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc.	8.59%	iShares MSCI International Quality Factor ETF	5.30%
iShares MSCI USA Quality Factor ETF	8.15%	JPMorgan Equity Premium Income ETF	5.17%
SPDR Bloomberg 3-12 Month T-Bill ETF	7.67%	SPDR MSCI USA Strategic Factors ETF	5.06%
SPDR Doubleline Total Return Tactical ETF	6.05%	JPMorgan Hedged Equity Laddered Overlay ETF	4.98%
SPDR Portfolio Aggregate Bond ETF	6.04%	Invesco BulletShares 2030 Corporate Bond ETF	4.47%

Sector Allocation (as a % of Portfolio)

Equity Funds	57.04%	Energy	0.56%
Debt Funds	28.24%	Industrials	0.55%
Financials	9.18%	Healthcare	0.37%
Cash and Cash Equivalents	2.34%	Real Estate	0.27%
Consumer Discretionary	0.65%	Materials	0.10%
Consumer Staples	0.63%	Communication Services	0.07%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

Institutional Class (SRGIX) (Unaudited)

August 31, 2024

This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the six months ended August 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$54	1.05%

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Institutional Class	14.86%	7.63%	6.05%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	17.79%	8.47%	6.73%
MSCI ACWI Net Total Return USD Index	23.44%	12.13%	8.77%

The Fund utilizes a blended index that is a 65%/35% blend of the MSCI ACWI Net Total Return USD Index (the “MSCI”) and the Bloomberg U.S. Aggregate Bond Index. The MSCI is a free-float weighted equity index that includes both emerging and developed world markets. The Bloomberg U.S. Aggregate Bond Index is a widely-used indicator of the bond market, it is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s Adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$23,430,595	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	46	Portfolio Turnover Rate	70.40%

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

Institutional Class (SRGIX) (Unaudited)

August 31, 2024

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc.	8.59%	iShares MSCI International Quality Factor ETF	5.30%
iShares MSCI USA Quality Factor ETF	8.15%	JPMorgan Equity Premium Income ETF	5.17%
SPDR Bloomberg 3-12 Month T-Bill ETF	7.67%	SPDR MSCI USA Strategic Factors ETF	5.06%
SPDR Doubleline Total Return Tactical ETF	6.05%	JPMorgan Hedged Equity Laddered Overlay ETF	4.98%
SPDR Portfolio Aggregate Bond ETF	6.04%	Invesco BulletShares 2030 Corporate Bond ETF	4.47%

Sector Allocation (as a % of Portfolio)

Equity Funds	57.04%	Energy	0.56%
Debt Funds	28.24%	Industrials	0.55%
Financials	9.18%	Healthcare Services	0.37%
Cash and Cash Equivalents	2.34%	Real Estate	0.27%
Consumer Discretionary	0.65%	Materials	0.10%
Consumer Staples	0.63%	Communication Services	0.07%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

ITEM 7-11.	FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION FILES

Stringer Tactical Adaptive Risk Fund

(formerly, Stringer Growth Fund)

Class A Shares (Ticker Symbol: SRGAX)

Class C Shares (Ticker Symbol: SRGCX)

Institutional Class Shares (Ticker Symbol: SRGIX)

A series of the

360 Funds

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AUGUST 31, 2024

Investment Adviser

Stringer Asset Management, LLC

5100 Poplar Avenue, Suite 1502

Memphis, TN 38137

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Fund. Certain information previously included in the Reports, including the Fund’s financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

STRINGER TACTICAL ADAPTIVE RISK FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 12.44%	Shares	Value

Apparel - 0.26%
Kontoor Brands, Inc.	832	$62,275

Auto Manufacturers - 0.06%
Wabash National Corp.	692	13,466

Beverages - 0.25%
National Beverage Corp.	1,284	57,985

Commercial Services - 0.57%
Cross Country Healthcare, Inc. (a)	536	7,997
PROG Holdings, Inc.	990	46,292
TriNet Group, Inc.	766	78,768
		133,057
Distribution & Wholesale - 0.00%
MRC Global, Inc. (a)	1,177	15,489

Diversified Financial Services - 0.36%
Atlanticus Holdings Corp. (a)	294	10,393
PJT Partners, Inc. - Class A	517	63,850
Regional Management Corp.	305	10,227
		84,470
Energy - Alternate Sources - 0.00%
Array Technologies, Inc. (a)	3,203	21,492

Food - 0.33%
John B. Sanfilippo & Son, Inc.	132	12,523
Lancaster Colony Corp.	377	64,377
		76,900
Healthcare - Products - 0.00%
MiMedx Group, Inc. (a)	2,417	16,532

Healthcare - Services - 0.00%
CorVel Corp. (a)	196	62,863

Home Builders - 0.51%
Forestar Group, Inc. (a)	1,451	44,894
KB Home	901	75,423
		120,317
Insurance - 8.66%
Berkshire Hathaway, Inc. - Class B (a)	4,228	2,012,190
Selectquote, Inc. (a)	3,931	16,038
		2,028,228
Oil & Gas - 0.56%
CVR Energy, Inc.	1,523	38,715
Par Pacific Holdings, Inc. (a)	940	21,094
PBF Energy, Inc. - Class A	2,095	71,356
		131,165
Packaging & Containers - 0.00%
Greif, Inc. - Class A	370	23,132

Pharmaceuticals - 0.06%
USANA Health Sciences, Inc. (a)	338	13,797

REITS - 0.08%
Armada Hoffler Properties, Inc.	1,550	19,081

STRINGER TACTICAL ADAPTIVE RISK FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 12.44% (continued)	Shares	Value

Retail - 0.07%
Guess?, Inc. - Switzerland	788	$16,327

Telecommunications - 0.07%
Gogo, Inc. (a)	2,147	17,112

TOTAL COMMON STOCK (Cost $2,387,637)		2,913,688

EXCHANGE-TRADED FUNDS - 85.65%

Debt Funds - 28.36%
Invesco BulletShares 2030 Corporate Bond ETF	62,337	1,046,638
iShares iBonds Dec 2030 Term Treasury ETF	48,708	968,802
SPDR Bloomberg 3-12 Month T-Bill ETF	18,051	1,796,255
SPDR Doubleline Total Return Tactical ETF	34,532	1,417,884
SPDR Portfolio Aggregate Bond ETF	54,660	1,414,601
		6,644,180
Equity Funds - 57.29%
Federated Hermes U.S. Strategic Dividend ETF	34,117	936,495
iShares MSCI Emerging Markets ex China ETF	16,228	984,390
iShares MSCI International Quality Factor ETF	30,103	1,241,147
iShares MSCI USA Momentum Factor ETF	4,913	969,679
iShares MSCI USA Quality Factor ETF	10,745	1,910,246
JPMorgan Equity Premium Income ETF	20,607	1,212,310
JPMorgan Hedged Equity Laddered Overlay ETF	19,380	1,166,870
SPDR MSCI USA Strategic Factors ETF	7,587	1,185,848
SPDR S&P 1500 Value Tilt ETF	3,520	642,540
Technology Select Sector SPDR Fund	2,189	482,302
Vanguard Growth ETF	2,554	959,155
WisdomTree International Quality Dividend Growth Fund	18,767	737,543
Xtrackers U.S. National Critical Technologies ETF	32,180	995,195
		13,423,720

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,605,849)		20,067,900

SHORT-TERM INVESTMENTS - 2.34%
Federated Hermes Government Obligations Fund - Institutional Shares, 5.16% (b)	549,509	549,509

TOTAL SHORT-TERM INVESTMENTS (Cost $549,509)		549,509

INVESTMENTS AT VALUE (Cost $21,542,995) - 100.43%		$23,531,097

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.43%)		(100,502)

NET ASSETS - 100.00%		$23,430,595

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at August 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

REITS - Real Estate Investment Trusts

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at cost	$21,542,995
Investments, at value	$23,531,097
Due from Adviser	1,745
Receivables:
Interest	2,423
Dividends	3,220
Prepaid expenses	10,545
Total assets	23,549,030

Liabilities:
Payables:
Fund shares redeemed	90,642
Accrued distribution (12b-1) fees	4,236
Due to administrator	9,129
Accrued Trustee fees	2,605
Accrued expenses	11,823
Total liabilities	118,435
Commitments and contingencies (a)
Net Assets	$23,430,595

Sources of Net Assets:
Paid-in beneficial interest	$21,848,281
Total distributable earnings	1,582,314
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$23,430,595

Class A Shares:
Net assets	$5,871,075
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	458,589
Net Asset Value Per Share	$12.80

Maximum Offering Price Per Share (b)	$13.54

Minimum Redemption Price Per Share (c)	$12.67

Class C Shares:
Net assets	$3,411,811
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	270,678
Net Asset Value and Offering Price Per Share	$12.60

Minimum Redemption Price Per Share (d)	$12.47

Institutional Class Shares:
Net assets	$14,147,709
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	1,101,277
Net Asset Value, Offering and Redemption Price Per Share	$12.85

(a) See Note 5 in the Notes to Financial Statements.
(b) A maximum sales charge of 5.50% is imposed on Class A shares.
(c) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.
(d) A CDSC of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
STATEMENT OF OPERATIONS

SEMI-ANNUAL REPORT

For the
Six Months Ended
August 31, 2024
(Unaudited)
Investment income:
Dividends	$320,479
Interest	12,334
Total investment income	332,813

Expenses:
Advisory fees (Note 5)	112,069
Distribution (12b-1) fees - Class A (Note 5)	7,263
Distribution (12b-1) fees - Class C (Note 5)	17,596
Accounting and transfer agent fees and expenses (Note 5)	61,692
Reports to shareholders	11,342
Legal fees	11,090
Trustee fees and expenses	9,075
Registration and filing fees	8,721
Miscellaneous	7,573
Audit fees	7,440
Insurance	5,273
Custodian fees	4,891
Compliance officer expenses	2,017
Pricing fees	1,512
Non-12b-1 shareholder servicing expense	403
Total expenses	267,957

Less: fees waived and expenses reimbursed (Note 5)	(119,232)
Net expenses	148,725

Net investment income	184,088

Realized and unrealized gain (loss):
Net realized gain on:
Investments	1,684,831
Net realized gain on investments	1,684,831

Net change in unrealized depreciation on:
Investments	(612,092)
Net change in unrealized depreciation	(612,092)

Net realized and unrealized gain on investments	1,072,739

Net increase in net assets resulting from operations	$1,256,827

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	For the	For the
	Six Months Ended	Year Ended
	August 31, 2024	February 29, 2024
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$184,088	$537,579
Net realized gain on investments	1,684,831	86,344
Net change in unrealized appreciation (depreciation) on investments	(612,092)	2,680,372
Net increase in net assets resulting from operations	1,256,827	3,304,295

Distributions to shareholders from:
Distributable earnings - Class A	—	(130,072)
Distributable earnings - Class C	—	(56,502)
Distributable earnings - Institutional Class	—	(371,733)
Total distributions	—	(558,307)

Beneficial interest transactions (Note 3):
Decrease in net assets from beneficial interest transactions	(1,785,374)	(3,450,970)

Decrease in net assets	(528,547)	(704,982)

Net Assets:
Beginning of year/perod	23,959,142	24,664,124

End of year/period	$23,430,595	$23,959,142

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Class A
	For the Six Months Ended August 31, 2024		For the Year Ended February 29, 2024	For the Year Ended February 28, 2023		For the Year Ended February 28, 2022	For the Year Ended February 28, 2021	For the Year Ended February 29, 2020
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$12.14		$10.83	$12.49		$13.64	$11.42	$11.28

Investment Operations:
Net investment income (a)	0.09		0.25	0.13		0.07	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.57		1.35	(1.46)		0.78	2.94	0.23
Total from investment operations	0.66		1.60	(1.33)		0.85	3.01	0.32

Distributions:
From net investment income	—		(0.29)	(0.11)		(0.05)	(0.07)	(0.10)
From net realized capital gains	—		—	(0.22)		(1.95)	(0.72)	(0.08)
Total distributions	—		(0.29)	(0.33)		(2.00)	(0.79)	(0.18)

Net Asset Value, End of Year/Period	$12.80		$12.14	$10.83		$12.49	$13.64	$11.42

Total Return (d)	5.44	%(f)	14.85%	(10.63	)%(e)	5.01%	26.60%	2.70%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$5,871		$5,835	$5,038		$3,953	$4,028	$3,730

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.31	%(g)	2.31%	2.17%		1.98%	2.16%	1.86%
After fees waived and expenses absorbed (b)	1.30	%(g)	1.30%	1.30%		1.30%	1.30%	1.30%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (b) (c)	0.51	%(g)	1.16%	0.27%		(0.18)%	(0.27)%	0.19%
After fees waived and expenses absorbed (b) (c)	1.52	%(g)	2.17%	1.13%		0.50%	0.60%	0.75%

Portfolio turnover rate	70	%(f)	80%	103%		105%	212%	68%

(a)	Net investment income per share is based on average shares outstanding for the six month period ended August 31, 2024 and the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower. The returns shown exclude the impact of any sales loads and contingent deferred sales charges.
(e)	During the year ended February 28, 2023, 0.00% of the Fund’s total return consists of a voluntary reimbursement by the administrator for a loss incurred on a NAV error. Excluding these items, total return would have been (10.63)%.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Class C
	For the Six Months Ended August 31, 2024		For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021	For the Year Ended February 29, 2020
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$11.99		$10.69	$12.30	$13.51	$11.34	$11.19

Investment Operations:
Net investment income (loss) (b)	0.05		0.16	0.03	(0.04)	(0.02)	0.00 (a)
Net realized and unrealized gain (loss) on investments	0.56		1.32	(1.42)	0.78	2.91	0.23
Total from investment operations	0.61		1.48	(1.39)	0.74	2.89	0.23

Distributions:
From net investment income	—		(0.18)	—	—	—	—
From net realized capital gains	—		—	(0.22)	(1.95)	(0.72)	(0.08)
Total distributions	—		(0.18)	(0.22)	(1.95)	(0.72)	(0.08)

Net Asset Value, End of Year/Period	$12.60		$11.99	$10.69	$12.30	$13.51	$11.34

Total Return (e)	5.09	%(f)	13.94%	(11.28)%	4.29%	25.69%	1.99%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$3,412		$3,577	$4,551	$8,840	$9,924	$8,380

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	3.06	%(g)	3.06%	2.92%	2.73%	2.91%	2.61%
After fees waived and expenses absorbed (c)	2.05	%(g)	2.05%	2.05%	2.05%	2.05%	2.05%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (c) (d)	(0.24	)%(g)	0.45%	(0.60)%	(0.95)%	(1.02)%	(0.53)%
After fees waived and expenses absorbed (c) (d)	0.77	%(g)	1.46%	0.27%	(0.27)%	(0.16)%	0.03%

Portfolio turnover rate	70	%(f)	80%	103%	105%	212%	68%

(a)	Net investment income (loss) per share was less than $0.01 per share for the years ended February 29, 2020.
(b)	Net investment income (loss) per share is based on average outstanding shares for the six month period ended August 31, 2024 and the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020.
(c)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower. The returns shown exclude the impact of any contingent deferred sales charges.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Institutional Class
	For the Six Months Ended August 31, 2024		For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021	For the Year Ended February 29, 2020
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$12.16		$10.85	$12.51	$13.65	$11.42	$11.29

Investment Operations:
Net investment income (a)	0.11		0.28	0.14	0.10	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.58		1.34	(1.45)	0.79	2.95	0.22
Total from investment operations	0.69		1.62	(1.31)	0.89	3.05	0.34

Distributions:
From net investment income	—		(0.31)	(0.13)	(0.08)	(0.10)	(0.13)
From net realized capital gains	—		—	(0.22)	(1.95)	(0.72)	(0.08)
Total distributions	—		(0.31)	(0.35)	(2.03)	(0.82)	(0.21)

Net Asset Value, End of Year/Period	$12.85		$12.16	$10.85	$12.51	$13.65	$11.42

Total Return (d)	5.67	%(e)	15.10%	(10.42)%	5.34%	26.98%	2.86%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$14,148		$14,547	$15,075	$26,265	$16,316	$13,575

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.06	%(f)	2.06%	1.92%	1.73%	1.91%	1.61%
After fees waived and expenses absorbed (b)	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (b) (c)	0.76	%(f)	1.44%	0.40%	0.04%	(0.03)%	0.46%
After fees waived and expenses absorbed (b) (c)	1.77	%(f)	2.45%	1.27%	0.72%	0.83%	1.02%

Portfolio turnover rate	70	%(e)	80%	103%	105%	212%	68%

(a)	Net investment income per share is based on average shares outstanding for the six month period ended August 31, 2024 and the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2024 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly the Stringer Growth Fund, is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares commenced operations on March 27, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.

   The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)          Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)         Exchange-Traded Funds – The Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

c)          Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

    As of and during the six months ended August 31, 2024, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the six months ended August 31, 2024, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2021, 2022, 2023 and 2024) and for the six months ended August 31, 2024 and has concluded that no provision for income tax is required in these financial statements.

d)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the year ended February 29, 2024.

e)        Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2024 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)           Contingent Deferred Sales Charges – For initial purchases of Class A shares of the Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million or more if the dealer’s commission described above was paid by the Adviser and the shares are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC fees from Class A redemptions reimbursed to the Adviser during the six months ended August 31, 2024.

For initial purchases of Class C shares of the Fund, a broker-dealer’s commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. There were no CDSC fees from Class C redemptions reimbursed to the Adviser during the six months ended August 31, 2024.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2024 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2024.

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$2,913,688	$—	$—	$2,913,688
Exchange-Trades Funds (2)	20,067,900	—	—	20,067,900
Short-Term Investments	549,509	—	—	549,509
Total Assets	$23,531,097	$—	$—	$23,531,097

(1)       During the six months ended August 31, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee’s fair value determinations and has assigned the Adviser as the Fund’s Valuation Designee.

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the six months ended August 31, 2024 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	26,275	(48,484)	—	(22,209)
Value	$324,231	$(598,051)	$—	$(273,820)
Class C
Shares	634	(28,179)	—	(27,545)
Value	$7,664	$(341,777)	$—	$(334,113)
Institutional Class
Shares	16,446	(111,194)	—	(94,748)
Value	$203,465	$(1,380,906)	$—	$(1,177,441)

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2024 (Unaudited)

3.	BENEFICIAL INTEREST TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Fund for the year ended February 29, 2024 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	104,139	(99,401)	10,896	15.634
Value	$1,172,085	$(1,128,730)	$126,615	$169,970
Class C
Shares	7,106	(139,206)	4,636	(127,464)
Value	$79,716	$(1,546,289)	$53,316	$(1,413,257)
Institutional Class
Shares	200,407	(421,117)	27,577	(193,133)
Value	$2,227,663	$(4,756,348)	$321,002	$(2,207,683)

4.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2024, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$16,148,627	$17,570,713

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s net assets.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.05% until and through at least June 30, 2025. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. The current contractual agreement cannot be terminated without the Board’s approval. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the six month period ended August 31, 2024, as well as amounts due to (from) the Adviser at August 31, 2024.

Advisory fees earned	$112,069
Fees waived and reimbursed	119,232
Payable to (Due from) Adviser	(1,745)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

February 28, 2025	February 28, 2026	February 28, 2027	February 28, 2028	Totals
247,755	$272,136	$244,306	$119,232	$883,429

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2024 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the six months ended August 31, 2024, the Fund accrued servicing fees, including out of pocket expenses, and have amounts payable to M3Sixty as follows.

Service fees accrued	$61,692
Service fees payable	9,129

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund. During the six months ended August 31, 2024, commissions of $664 were paid to the Distributor.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plans for the Class A and Class C shares of the Fund took effect March 27, 2013. For the six months ended August 31, 2024, the Fund accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

Class A	Class C
$7,263	$17,596

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at August 31, 2024 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$21,546,772	$2,009,530	$(25,205)	$1,984,325

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

The Fund did not pay any distributions during the six months ended August 31, 2024.

The tax character of distributions paid by the Fund during the fiscal year ended February 29, 2024 were as follows:

Ordinary Income
$558,307

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2024 (Unaudited)

6.	TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of February 29, 2024, the Fund’s most recent fiscal year-end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$—	$—	$(2,204,591)	$—	$2,530,078	$325,487

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of February 29, 2024, the Fund did not elect to defer any post-October or post-December losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2023, the Fund had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

Non-Expiring Short-Term	Non-Expiring Long-Term
$2,019,506	$185,085

During the fiscal year ended February 29, 2024, the Fund utilized $2,204,591 of capital loss carryforwards.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of distributions to paid-in-capital, resulted in reclassifications for the year ended February 29, 2024, as follows:

Distributable Earnings	Paid-in Capital
$14,950	$(14,950)

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Stringer Tactical Adaptive Risk Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

August 31, 2024 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - For the six months ended August 31, 2024, the Fund did not pay any distributions. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2025 to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their own tax advisors.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

N/A

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Stringer Asset Management, LLC

5100 Poplar Avenue

Suite 1502

Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

 Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer

Date: November 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer

Date: November 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer

Date: November 1, 2024